Note 5 - Other Real Estate Owned ("OREO") (Details Textual) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Real Estate Acquired Through Foreclosure	$ 934,000	$ 1,412,000
Mortgage Loans in Process of Foreclosure, Amount	$ 1,000,000